Share based compensation Share based compensation - Summary (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017
Share-based Payment Arrangement [Abstract]
Share-based compensation expense	$ 0	$ 9	$ 5	$ 7
Charge for schemes cancelled on emergence from Chapter 11	$ 6